Description Of Business And Significant Accounting Policies (Inventory) (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Description Of Business And Significant Accounting Policies [Abstract]
Oil - carried at cost	$ 293	$ 415	$ 359
Equipment and materials - carried at market			105
Total inventory	$ 293	$ 415	$ 464